Restatement of Previously Issued Financial Statements - Summary of Restatement of Balance Sheet ,Statement of Operations and Cash Flow Statement (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 15, 2020	Jul. 31, 2020	Jul. 30, 2020
Balance Sheet
Total assets		$ 176,642,432			$ 177,701,799		$ 176,642,432
Liabilities and Stockholders' Equity:
Total Liabilities		25,824,798			23,222,304		25,824,798
Class A common stock subject to possible redemption		175,950,000			175,950,000		175,950,000
Stockholders' Equity:
Preferred stock
Additional paid-in capital		0			0		0
Accumulated deficit		(25,132,797)			(21,470,936)		(25,132,797)
Total stockholders' equity (deficit)	$ (28,239)	(25,132,366)	$ (27,048,289)	$ (15,390,507)	(21,470,505)	$ (27,048,289)	(25,132,366)		$ 0	$ 0
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		176,642,432			177,701,799		176,642,432
Statement of Operations
Net loss	(53,239)	1,915,923	(11,657,782)	6,079,998	(2,958,534)		(3,661,861)
Common Class A [Member]
Liabilities and Stockholders' Equity:
Class A common stock subject to possible redemption		175,950,000			175,950,000		175,950,000
Stockholders' Equity:
Common stock		0			0		0
Total stockholders' equity (deficit)	$ 0	0	0	0	0	0	0		0	0
Statement of Operations
Net loss		$ 1,532,738			$ (1,043,325)		$ (2,929,489)
Weighted average shares outstanding	0	17,250,000			2,079,787		17,250,000
Basic and diluted earnings per share	$ 0	$ 0.09			$ (0.50)		$ (0.17)
Common Class B [Member]
Stockholders' Equity:
Common stock		$ 431			$ 431		$ 431
Total stockholders' equity (deficit)	$ 431	431	431	431	431	431	431		$ 0	$ 0
Statement of Operations
Net loss	$ (53,239)	$ 383,185			$ (1,915,209)		$ (732,372)
Weighted average shares outstanding	3,750,000	4,312,500			3,817,819		4,312,500
Basic and diluted earnings per share	$ (0.01)	$ 0.09			$ (0.50)		$ (0.17)
Previously Reported [Member]
Balance Sheet
Total assets			176,891,038	177,267,667	$ 177,701,799	176,891,038		$ 178,262,938
Liabilities and Stockholders' Equity:
Total Liabilities			27,989,326	16,708,174	23,222,304	27,989,326		21,335,781
Class A common stock subject to possible redemption			143,901,702	155,559,486	149,479,490	143,901,702		151,927,148
Stockholders' Equity:
Preferred stock			0	0	0	0		0
Additional paid-in capital			13,535,582	1,877,912	7,957,848	13,535,582		5,510,215
Accumulated deficit			(8,536,317)	3,121,464	(2,958,534)	(8,536,317)		(510,872)
Total stockholders' equity (deficit)			5,000,010	5,000,007	5,000,005	5,000,010		5,000,009
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)			176,891,038	177,267,667	177,701,799	176,891,038		178,262,938
Statement of Cash Flows
Initial value of Class A common stock subject to possible redemption					165,443,398
Change in value of Class A common stock subject to possible redemption				6,079,996	(15,963,908)	5,577,788
Previously Reported [Member] | Common Class A [Member]
Stockholders' Equity:
Common stock			314	200	260	314		235
Statement of Operations
Net loss			$ (11,657,781)	$ 6,079,998	$ (2,958,534)	$ (5,577,783)
Weighted average shares outstanding			17,250,000	17,250,000	17,250,000	17,250,000
Basic and diluted earnings per share			$ 0.00	$ 0.00	$ 0.00	$ 0.00
Previously Reported [Member] | Common Class B [Member]
Stockholders' Equity:
Common stock			$ 431	$ 431	$ 431	$ 431		431
Statement of Operations
Net loss			$ (11,657,781)	$ 6,079,998	$ (2,958,534)	$ (5,577,783)
Weighted average shares outstanding			4,312,500	4,312,500	3,817,819	4,312,500
Basic and diluted earnings per share			$ (2.70)	$ 1.41	$ (0.77)	$ (1.29)
Revision of Prior Period, Reclassification, Adjustment [Member]
Balance Sheet
Total assets					$ 0			0
Liabilities and Stockholders' Equity:
Total Liabilities					0			0
Class A common stock subject to possible redemption					26,470,510			24,022,852
Stockholders' Equity:
Preferred stock					0			0
Additional paid-in capital					(7,957,848)			(5,510,215)
Accumulated deficit					(18,512,402)			(18,512,402)
Total stockholders' equity (deficit)					(26,470,510)			(24,022,852)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)					0			0
Statement of Cash Flows
Initial value of Class A common stock subject to possible redemption					(165,443,398)
Change in value of Class A common stock subject to possible redemption					15,963,908
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class A [Member]
Stockholders' Equity:
Common stock					(260)			(235)
Additional paid-in capital					5,500,000
Accumulated deficit					18,500,000
Statement of Operations
Net loss					$ 0
Weighted average shares outstanding					(15,170,213)
Basic and diluted earnings per share					$ (0.50)
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class B [Member]
Stockholders' Equity:
Common stock					$ 0			0
Statement of Operations
Net loss					$ 0
Weighted average shares outstanding					0
Basic and diluted earnings per share					$ 0.27
Restated Balance [Member]
Balance Sheet
Total assets					$ 177,701,799			178,262,938
Liabilities and Stockholders' Equity:
Total Liabilities					23,222,304			21,335,781
Class A common stock subject to possible redemption					175,950,000			175,950,000
Stockholders' Equity:
Preferred stock					0			0
Additional paid-in capital					0			0
Accumulated deficit					(21,470,936)			(19,023,274)
Total stockholders' equity (deficit)					(21,470,505)			(19,022,843)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)					177,701,799			178,262,938
Statement of Cash Flows
Initial value of Class A common stock subject to possible redemption					0
Change in value of Class A common stock subject to possible redemption					0
Restated Balance [Member] | Common Class A [Member]
Stockholders' Equity:
Common stock					0			0
Statement of Operations
Net loss					$ (2,958,534)
Weighted average shares outstanding					2,079,787
Basic and diluted earnings per share					$ (0.50)
Restated Balance [Member] | Common Class B [Member]
Stockholders' Equity:
Common stock					$ 431			$ 431
Statement of Operations
Net loss					$ (2,958,534)
Weighted average shares outstanding					3,817,819
Basic and diluted earnings per share					$ (0.50)